LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ifrs Statement [Line Items]
Balance at beginning year	$ 2,503	$ 1,138
Lease payments	(715)	(968)
Lease deposits	(1)	(2)
Interest expense	183	67
Exchange rate differences	242	7
Additions to lease liability for new leases in the period	207	2,307
Reduction of lease liability for leases terminated in the period	(125)	(65)
Reduction of lease liability for leases updates in the period	(150)
Adjustments for indexation	54	19
Balance at end of year	2,198	2,503
Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	2,162	868
Lease payments	(531)	(725)
Lease deposits	0	0
Interest expense	158	40
Exchange rate differences	218	(7)
Additions to lease liability for new leases in the period	123	1,974
Reduction of lease liability for leases terminated in the period	0	0
Reduction of lease liability for leases updates in the period	(150)
Adjustments for indexation	53	12
Balance at end of year	2,033	2,162
Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	341	270
Lease payments	(184)	(243)
Lease deposits	(1)	(2)
Interest expense	25	27
Exchange rate differences	24	14
Additions to lease liability for new leases in the period	84	333
Reduction of lease liability for leases terminated in the period	(125)	(65)
Reduction of lease liability for leases updates in the period	0
Adjustments for indexation	1	7
Balance at end of year	$ 165	$ 341